Interest and Finance Costs (Tables)	6 Months Ended
Jun. 30, 2011
Interest And Finance Costs [Abstract]
Interest And Finance Costs
	Six-month period June 30,
	2010	2011
Interest on long-term debt	$56,107	$62,593
Amortization and write-off of financing fees	4,208	18,326
Amortization of convertible notes discount	10,831	16,260
Amortization of share lending agreement- note issuance costs	930	1,476
Other	4,381	5,158
Capitalized interest	(36,310)	(39,354)
Total	$40,147	$64,459